UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Fundamental InvestorsSM
Investment portfolio

March 31, 2009
unaudited

Common stocks — 90.76%	Shares	Value (000)

INFORMATION TECHNOLOGY — 18.22%
Oracle Corp.[1]	38,391,979	$693,743
Microsoft Corp.	33,295,000	611,629
Cisco Systems, Inc.[1]	33,910,000	568,671
Google Inc., Class A1	1,225,000	426,373
Yahoo! Inc.[1]	33,160,000	424,780
Apple Inc.[1]	3,135,000	329,551
Intuit Inc.[1]	10,075,000	272,025
SAP AG (ADR)	7,000,000	247,030
Corning Inc.	17,220,000	228,509
EMC Corp.[1]	18,245,000	207,993
Applied Materials, Inc.	14,600,000	156,950
Fidelity National Information Services, Inc.	7,615,000	138,593
Visa Inc., Class A	2,100,000	116,760
Lender Processing Services, Inc.	3,807,500	116,548
Xilinx, Inc.	6,000,000	114,960
Kyocera Corp.[2]	1,625,000	108,731
Microchip Technology Inc.	5,100,000	108,069
Paychex, Inc.	3,900,000	100,113
Red Hat, Inc.[1]	5,401,536	96,363
Intel Corp.	6,000,000	90,300
QUALCOMM Inc.	2,200,000	85,602
Linear Technology Corp.	2,700,000	62,046
Texas Instruments Inc.	3,500,000	57,785
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	36,420,000	55,477
ASML Holding NV2	2,609,568	46,127
Comverse Technology, Inc.[1]	7,684,470	44,109
KLA-Tencor Corp.	1,674,500	33,490
Autodesk, Inc.[1]	1,500,000	25,215
HTC Corp.[2]	1,522,800	18,859
Trimble Navigation Ltd.[1]	1,000,000	15,280
Tyco Electronics Ltd.	1,125,000	12,420
Murata Manufacturing Co., Ltd.[2]	300,000	11,603
Metavante Technologies, Inc.[1]	496,666	9,913
		5,635,617

ENERGY — 12.62%
Suncor Energy Inc.	36,866,206	821,780
Occidental Petroleum Corp.	7,304,244	406,481
FMC Technologies, Inc.[1,3]	6,522,400	204,608
Chevron Corp.	3,042,763	204,595
Murphy Oil Corp.	4,343,636	194,465
EnCana Corp.	4,300,000	175,760
Tenaris SA (ADR)	8,610,000	173,664
CONSOL Energy Inc.[4]	6,700,000	169,108
Hess Corp.	3,000,000	162,600
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	155,050
Diamond Offshore Drilling, Inc.	2,150,000	135,149
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	4,350,000	132,544
Petro-Canada	4,890,000	131,198
Imperial Oil Ltd.	3,608,739	130,925
Schlumberger Ltd.	2,700,000	109,674
Baker Hughes Inc.	3,500,000	99,925
OAO LUKOIL (ADR)[2]	2,000,000	75,133
Smith International, Inc.	2,985,000	64,118
Halliburton Co.	4,060,000	62,808
Acergy SA2	9,520,000	59,603
Transocean Ltd.[1]	793,200	46,672
Devon Energy Corp.	1,000,000	44,690
Exxon Mobil Corp.	500,000	34,050
OAO TMK (GDR)[2]	5,685,000	27,172
Marathon Oil Corp.	710,000	18,666
Saipem SpA, Class S2	1,000,000	17,816
TOTAL SA2	300,000	14,857
Cameco Corp.	846,300	14,447
Quicksilver Resources Inc.[1]	2,592,200	14,361
		3,901,919

HEALTH CARE — 11.32%
Merck & Co., Inc.	20,940,800	560,166
Roche Holding AG2	3,820,000	523,591
Eli Lilly and Co.	13,285,000	443,852
C. R. Bard, Inc.	2,650,000	211,258
Wyeth	4,000,000	172,160
Hologic, Inc.[1]	12,730,000	166,636
Schering-Plough Corp.	6,102,800	143,721
Shire Ltd. (ADR)	3,500,000	125,790
Novartis AG2	3,200,000	120,579
Johnson & Johnson	2,000,000	105,200
Amgen Inc.[1]	2,058,000	101,912
Abbott Laboratories	1,800,000	85,860
Bayer AG, non-registered shares[2]	1,725,000	82,520
Baxter International Inc.	1,475,000	75,550
UnitedHealth Group Inc.	3,500,000	73,255
St. Jude Medical, Inc.[1]	1,900,000	69,027
Intuitive Surgical, Inc.[1]	700,000	66,752
Novo Nordisk A/S, Class B2	1,329,000	63,690
Stryker Corp.	1,800,000	61,272
Aetna Inc.	2,310,000	56,202
Boston Scientific Corp.[1]	6,860,000	54,537
Hospira, Inc.[1]	1,700,000	52,462
Medtronic, Inc.	1,625,000	47,889
Medco Health Solutions, Inc.[1]	926,000	38,281
		3,502,162

INDUSTRIALS — 10.04%
Deere & Co.	10,600,000	348,422
Schneider Electric SA2	4,110,075	272,493
Union Pacific Corp.	6,100,000	250,771
Emerson Electric Co.	8,400,000	240,072
Boeing Co.	5,500,000	195,690
Northrop Grumman Corp.	4,366,243	190,543
United Parcel Service, Inc., Class B	3,300,000	162,426
Parker Hannifin Corp.	4,200,000	142,716
Waste Management, Inc.	5,100,000	130,560
Tyco International Ltd.	6,615,000	129,389
Caterpillar Inc.	4,450,000	124,422
Fastenal Co.	3,100,500	99,697
European Aeronautic Defence and Space Co. EADS NV2	7,500,000	87,134
Lockheed Martin Corp.	1,248,200	86,163
Precision Castparts Corp.	1,300,000	77,870
United Technologies Corp.	1,750,000	75,215
Finmeccanica SpA[2]	6,000,000	74,543
Raytheon Co.	1,732,732	67,473
General Electric Co.	6,650,000	67,231
KBR, Inc.	3,950,000	54,549
Joy Global Inc.	2,238,638	47,683
General Dynamics Corp.	1,145,800	47,654
Republic Services, Inc.	2,500,000	42,875
Grafton Group PLC, units[2,3]	14,962,000	33,677
Corporate Executive Board Co.[3]	2,304,200	33,411
Kingspan Group PLC[2]	3,500,000	12,778
Deutsche Post AG2	997,500	10,725
		3,106,182

MATERIALS — 7.88%
Syngenta AG2	2,025,400	406,501
Rio Tinto PLC[2]	9,166,709	306,483
Potash Corp. of Saskatchewan Inc.	2,509,100	202,761
Monsanto Co.	2,100,000	174,510
Freeport-McMoRan Copper & Gold Inc.	4,500,000	171,495
BHP Billiton Ltd.[2]	6,400,000	142,597
E.I. du Pont de Nemours and Co.	6,000,000	133,980
Praxair, Inc.	1,725,000	116,075
Newmont Mining Corp.	2,500,000	111,900
Sigma-Aldrich Corp.	2,650,000	100,144
Weyerhaeuser Co.	3,583,000	98,783
CRH PLC[2]	4,443,804	95,444
Cia. Vale do Rio Doce, ordinary nominative (ADR)	7,000,000	93,100
Ecolab Inc.	2,100,000	72,933
Alcoa Inc.	6,000,000	44,040
Mosaic Co.	1,000,000	41,980
Cliffs Natural Resources Inc.	2,000,000	36,320
Grupo México, SAB de CV, Series B	37,247,815	27,418
Norsk Hydro ASA[2]	6,500,000	24,667
United States Steel Corp.	1,000,000	21,130
Buzzi Unicem SpA, nonconvertible shares[2]	2,640,000	16,089
		2,438,350

FINANCIALS — 7.45%
JPMorgan Chase & Co.	20,780,000	552,332
U.S. Bancorp	21,452,000	313,414
Berkshire Hathaway Inc., Class A1	2,945	255,331
Wells Fargo & Co.	15,670,000	223,141
ACE Ltd.	3,800,000	153,520
SunTrust Banks, Inc.	8,000,000	93,920
Bank of America Corp.	13,000,000	88,660
AMP Ltd.[2]	25,000,412	81,900
Cincinnati Financial Corp.	3,000,000	68,610
Industrial and Commercial Bank of China Ltd., Class H2	123,085,000	64,030
Travelers Companies, Inc.	1,500,000	60,960
Marsh & McLennan Companies, Inc.	2,795,000	56,599
People’s United Financial, Inc.	2,000,000	35,940
Citigroup Inc.	14,000,000	35,420
T. Rowe Price Group, Inc.	1,200,000	34,632
AXA SA2	2,845,500	34,501
M&T Bank Corp.	624,469	28,251
Bank of New York Mellon Corp.	1,000,000	28,250
Capital One Financial Corp.	2,000,000	24,480
Marshall & Ilsley Corp.	3,189,998	17,960
American Express Co.	1,100,000	14,993
Irish Life & Permanent PLC[2]	9,000,000	13,203
Bank of Ireland[2]	15,863,513	10,758
CapitalSource Inc.	5,500,954	6,711
Allied Irish Banks, PLC[2]	8,200,000	6,444
		2,303,960

CONSUMER DISCRETIONARY — 6.47%
McDonald’s Corp.	8,906,400	486,022
Lowe’s Companies, Inc.	16,710,000	304,957
Home Depot, Inc.	10,000,000	235,600
Starbucks Corp.[1]	12,000,000	133,320
Toyota Motor Corp.[2]	4,000,000	128,337
Time Warner Inc.	5,833,334	112,583
Johnson Controls, Inc.	7,500,000	90,000
Amazon.com, Inc.[1]	1,100,000	80,784
Macy’s, Inc.	6,500,000	57,850
Bed Bath & Beyond Inc.[1]	2,000,000	49,500
Nikon Corp.[2]	3,977,000	45,488
Virgin Media Inc.[1]	9,000,000	43,200
Penn National Gaming, Inc.[1]	1,763,000	42,576
Strayer Education, Inc.	225,000	40,471
Apollo Group, Inc., Class A1	500,000	39,165
Chipotle Mexican Grill, Inc., Class A1	238,832	15,854
Chipotle Mexican Grill, Inc., Class B1	208,000	11,920
News Corp., Class A	3,650,000	24,163
Weight Watchers International, Inc.	1,070,000	19,848
Starwood Hotels & Resorts Worldwide, Inc.	1,411,617	17,928
Magna International Inc., Class A	474,300	12,688
Liberty Media Corp., Liberty Interactive, Series A1	2,717,244	7,880
		2,000,134

CONSUMER STAPLES — 5.34%
Wal-Mart Stores, Inc.	8,100,000	422,010
Philip Morris International Inc.	8,224,800	292,638
Altria Group, Inc.	14,175,100	227,085
Procter & Gamble Co.	3,855,000	181,532
Coca-Cola Co.	3,850,000	169,208
Avon Products, Inc.	6,880,000	132,302
Kraft Foods Inc., Class A	3,500,000	78,015
Diageo PLC[2]	6,700,000	75,540
Unilever NV, depository receipts[2]	2,995,000	59,124
C&C Group PLC[2]	8,655,047	14,925
		1,652,379

UTILITIES — 3.48%
American Water Works Co., Inc.	7,785,000	149,783
Exelon Corp.	3,295,000	149,560
Questar Corp.	5,000,000	147,150
GDF Suez[2]	3,809,089	130,778
PPL Corp.	4,500,000	129,195
Edison International	4,250,000	122,443
Electricité de France SA2	1,734,000	68,001
Duke Energy Corp.	4,500,000	64,440
FPL Group, Inc.	1,050,000	53,266
SUEZ Environnement Co.[1,2]	2,500,000	36,724
E.ON AG2	500,000	13,898
Entergy Corp.	150,000	10,213
		1,075,451

TELECOMMUNICATION SERVICES — 2.96%
AT&T Inc.	13,050,000	328,860
Verizon Communications Inc.	10,000,000	302,000
KDDI Corp.[2]	20,000	94,409
Vodafone Group PLC[2]	44,500,000	77,625
SOFTBANK CORP.[2]	4,700,000	60,049
Qwest Communications International Inc.	10,500,000	35,910
Telefónica, SA2	525,000	10,470
Sprint Nextel Corp., Series 1[1]	2,000,000	7,140
		916,463

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		1,541,162

Total common stocks (cost: $35,129,209,000)		28,073,779

	Principal amount
Bonds & notes — 0.28%	(000)

INDUSTRIALS — 0.17%
Burlington Northern Santa Fe Corp. 7.00% 2014	$48,570	52,031

MORTGAGE-BACKED OBLIGATIONS[5] — 0.11%
Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 2-A-1, 6.50% 2037	25,886	17,312
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	17,416	9,866
ChaseFlex Trust, Series 2007-2, Class A-1, 0.802% 2037[6]	17,241	8,535
		35,713

Total bonds & notes (cost: $82,597,000)		87,744

Short-term securities — 9.07%

Freddie Mac 0.25%–2.20% due 4/13/2009–2/4/2010	911,400	910,412
U.S. Treasury Bills 0.29%–0.67% due 5/28–11/19/2009	401,080	400,665
Federal Home Loan Bank 0.26%–0.90% due 4/8–10/13/2009	392,400	391,957
Fannie Mae 0.10%-1.07% due 4/1–7/29/2009	381,500	381,203
Coca-Cola Co. 0.35%–0.55% due 5/4–7/24/2009[7]	125,400	125,281
Bank of America Corp., FDIC insured, 0.40% due 4/20/2009	91,300	91,273
Chevron Corp. 0.42%–0.44% due 4/24–5/21/2009	90,800	90,757
Procter & Gamble International Funding S.C.A. 0.40%–0.45% due 4/13–6/15/2009[7]	70,800	70,758
Walt Disney Co. 0.40% due 4/6/2009	50,000	49,995
International Bank for Reconstruction and Development 0.25% due 4/15–5/18/2009	48,100	48,082
Emerson Electric Co. 0.30% due 5/12/2009[7]	46,900	46,884
Eli Lilly and Co. 0.50% due 7/8/2009[7]	36,000	35,972
General Electric Capital Corp., FDIC insured, 0.55% due 6/15/2009	30,000	29,983
NetJets Inc. 0.27% due 5/1/2009[7]	29,400	29,393
United Parcel Service Inc. 0.04% due 4/1/2009[7]	28,500	28,500
Medtronic Inc. 0.30% due 4/6/2009[7]	25,000	24,996
Honeywell International Inc. 0.30% due 4/23/2009[7]	17,800	17,793
Hewlett-Packard Co. 0.35% due 4/3/2009[7]	16,300	16,300
Estée Lauder Companies Inc. 0.30% due 4/14/2009[7]	15,100	15,098

Total short-term securities (cost: $2,804,493,000)		2,805,302

Total investment securities (cost: $38,016,299,000)		30,966,825
Other assets less liabilities		(33,400)

Net assets		$30,933,425

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $4,017,391,000, which represented 12.99% of the net assets of the fund.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 10/2/2003 at a cost of $61,372,000) may be subject to legal or contractual restrictions on resale.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $410,975,000, which represented 1.33% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/09 (000)

FMC Technologies, Inc.*	6,200,000	322,400	—	6,522,400	$—	$204,608
Grafton Group PLC, units	14,650,000	312,000	—	14,962,000	949	33,677
Corporate Executive Board Co.	2,304,200	—	—	2,304,200	1,014	33,411
					$1,963	$271,696
*This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2008; it was not publicly disclosed.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2009 (dollars in thousands):

	Investment securities

Level 1 — Quoted prices	$24,056,387
Level 2 — Other significant observable inputs	6,910,438	*
Level 3 — Significant unobservable inputs	—
Total	$30,966,825

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,017,391,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,542,712
Gross unrealized depreciation on investment securities	(9,592,549)
Net unrealized depreciation on investment securities	(7,049,837)
Cost of investment securities for federal income tax purposes	38,016,662

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-910-0509O-S15814

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 29, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2009